The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Asia Pacific ex-Japan Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 30, 2011 (Accession Number: 0000950123-11-087855) which is incorporated herein by reference.